OTHER RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER RECEIVABLES, NET
Deposits in non-bank financing partners					¥ 502,550	¥ 52,000
Rental and other deposits					77,902	79,098
Staff advance					55,652	22,940
Receivables from third-party payment settlement platform					34,787	78,856
Others					42,970	19,027
Other receivables, Gross					713,861	251,921
Less: allowance for doubtful accounts	¥ (272)	¥ (269)	¥ (269)		(6,457)	(272)
Other receivables, net, Total				$ 103,072	¥ 707,404	¥ 251,649
Allowance for doubtful accounts receivables
At the beginning of year	(272)	(269)
Addition	(23,608)	(3)	(269)
Write-off	17,423
At the ending of year	¥ (6,457)	¥ (272)	¥ (269)